Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

August 10, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”) File Nos.: 33-12213 and 811-05037 Congress All Cap Opportunity Fund (NEW) Congress Mid Cap Growth Fund (NEW)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 466 to the Trust’s Registration Statement for the purpose of adding two new series: Congress All Cap Opportunity Fund and Congress Mid Cap Growth Fund (the “Funds”).

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective 75 days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of the Trust